Other Comprehensive Income (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revaluation gains
Debt Instruments
Government debt securities	R$ 1,616,486	R$ 454,609
Private-sector debt securities	10,694	101,593
Equity instruments
Domestic	230,722	220,535
Of which:
Listed	156,236	147,844
Unlisted	74,486	72,691
Total	1,857,902	776,737
Revaluation losses
Debt Instruments
Government debt securities	(6,942)	(31,288)
Private-sector debt securities	(2,227)	(6,501)
Equity instruments
Domestic	(35,159)	(72,758)
Of which:
Listed	(5,322)	(50,269)
Unlisted	(29,837)	(22,489)
Total	(44,328)	(110,547)
Net revaluation gains (losses)
Debt Instruments
Government debt securities	1,609,544	423,321
Private-sector debt securities	8,467	95,092
Equity instruments
Domestic	195,563	147,777
Of which:
Listed	150,914	97,575
Unlisted	44,649	50,202
Total	1,813,574	666,190
Fair value
Debt Instruments
Government debt securities	79,462,303	50,384,382
Private-sector debt securities	5,254,444	5,445,190
Equity instruments
Domestic	1,106,637	1,985,473
Of which:
Listed	965,547	1,024,505
Unlisted	141,090	960,968
Total	R$ 85,823,384	R$ 57,815,045